Balance Sheet Components - Schedule of consolidated balance sheet (Details) $ in Thousands	Sep. 30, 2025 USD ($) Units
Crypto Asset, Activity [Line Items]
Digital assets, Units | Units	1,720
Digital assets, Fair Value	$ 196,633
Digital assets, Cost Basis	$ 191,931
Bitcoin [Member]
Crypto Asset, Activity [Line Items]
Digital assets, Units | Units	1,720
Digital assets, Fair Value	$ 196,633
Digital assets, Cost Basis	$ 191,931